Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111565_SupplementTextBlock	June 11, 2014 BNY MELLON FUNDS TRUST - BNY Mellon Asset Allocation Fund Supplement to Prospectus dated January 1, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Asset Allocation Fund
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective on or about July1, 2014 (the "Effective Date"), BNY Mellon Asset Allocation Fund (the "Fund") will change its benchmark index to the Morningstar Moderate Target Risk Index (the "New Index") to replace the Fund's current primary benchmark index, the Standard & Poor's® 500 Composite Stock Price Index (the "Current Primary Index"), and its secondary benchmark index, the Barclays U.S. Aggregate Bond Index (the "Current Secondary Index").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Effective on or about July1, 2014 (the "Effective Date"), BNY Mellon Asset Allocation Fund (the "Fund") will change its benchmark index to the Morningstar Moderate Target Risk Index (the "New Index") to replace the Fund's current primary benchmark index, the Standard & Poor's® 500 Composite Stock Price Index (the "Current Primary Index"), and its secondary benchmark index, the Barclays U.S. Aggregate Bond Index (the "Current Secondary Index").  The New Index, an unmanaged index of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation Protected Securities (TIPS), is more reflective of the manner in which the Fund's assets may be allocated than the Current Primary Index and Current Secondary Index are.

The following information supplements and should be read in conjunction with the information contained in the section of the Fund's Prospectus entitled "Fund Summary – BNY Mellon Asset Allocation Fund – Performance" as of the Effective Date:

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/12
Morningstar Moderate Target Risk Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.96%
S&P 500 reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Barclays U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%
Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.15%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.37%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.50%	[1]
Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.43%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.51%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.36%	[1]
Class M Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.21%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.64%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.25%	[1]
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.91%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.23%	[1]

[1]	The fund changed its investment strategy on September 15, 2011. The fund's performance for periods prior to September 15, 2011 reflects the investment strategy in effect prior to that date.